Significant Accounting Policies	9 Months Ended
Aug. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant accounting policies

(a)	Revenue recognition

Areas where significant judgment is involved in making estimates are: the determination of the functional currency; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; and forecasting future cash flows for assessing the going concern assumption.

The Company accounts for revenue in accordance with the provisions of Accounting Standards Codification (“ASC”) topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products and other incidental services. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition.

A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Licensing revenue is recognized as earned in accordance with the contract terms when the amounts can be reasonably estimated and collectability is reasonably assured.

The Company has a license and commercialization agreement with Par Pharmaceutical Inc. (“Par”). Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. Licensing revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments. Licensing revenue payments received by the Company from Par under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this arrangement and the guidance per ASC topic 605, the Company records licensing revenue as earned in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

The Company also has a license and commercial supply agreement with Mallinckrodt LLC (“Mallinckrodt”) which provides Mallinckrodt an exclusive license to market sell and distribute in the U.S. three drug product candidates for which the Company has ANDAs filed with the FDA. Under the terms of this agreement, the Company is responsible for the manufacture of approved products for subsequent sale by Mallinckrodt in the U.S. market, one of which (the Company’s generic Seroquel XR®) received final approval from the FDA in 2017. Following receipt of final FDA approval for its generic Seroquel XR®, the Company began shipment of manufactured product to Mallinckrodt.

Licensing revenue in respect of manufactured product is reported as revenue in accordance with ASC topic 605. Once product is sold by Mallinckrodt, the Company receives downstream licensing revenue amounts calculated and reported by Mallinckrodt, with such amounts generally based upon net product sales and net profit which includes estimates for chargebacks, rebates, product returns, and other adjustments. Such downstream licensing revenue payments received by the Company under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this agreement and the guidance per ASC topic 605, the Company records licensing revenue as earned in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

Milestones

The milestone method recognizes revenue on substantive milestone payments in the period the milestone is achieved. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is commensurate with either the vendor’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (ii) the milestone relates solely to past performance; and (iii) the milestone is reasonable relative to all of the deliverables and payment terms within the arrangement. Non-substantive milestone payments that might be paid to the Company based on the passage of time or as a result of a partner’s performance are allocated to the units of accounting within the arrangement; they are recognized as revenue in a manner similar to those units of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed. During the year ended November 30, 2016, the Company received an up-front payment of $3,000,000 from Mallinckrodt pursuant to the Mallinckrodt license and commercial supply agreement, and initially recorded it as deferred revenue, as it did not meet the criteria for recognition. For the three and nine months ended August 31, 2018, the Company recognized $75,000 and $225,000 (three and nine months ended August 31, 2017 - $75,000 and $225,000) of revenue based on a straight-line basis over the expected term of the Mallinckrodt agreement of 10 years.

As of August 31, 2018, the Company has recorded a deferred revenue balance of $2,437,500 (November 30, 2017 -$2,662,500) relating to the underlying contracts, of which $300,000 (November 30, 2017 - $300,000) is considered a current portion of deferred revenue.

(b)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(c)	Inventory

Inventories comprise raw materials, work in process, and finished goods, which are valued at the lower of cost or market, on a first-in, first-out basis. Cost for work in process and finished goods inventories includes materials, direct labor, and an allocation of manufacturing overhead. Market for raw materials is replacement cost, and for work in process and finished goods is net realizable value. The Company evaluates the carrying value of inventories on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets, compared with historical cost and the remaining shelf life of goods on hand. As of August 31, 2018, the Company had inventories of $250,322 (November 30, 2017 - $115,667) relating to the Company’s generic Seroquel XR® product. The recoverability of the cost of any pre-launch inventories with a limited shelf life is evaluated based on the specific facts and circumstances surrounding the timing of the anticipated product launch.

(d)	Translation of foreign currencies

Transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, the monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

The Company’s functional and reporting currency is the U.S. dollar.

(e)	Future accounting pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In March 2016, the FASB issued ASU No. 2016-08 to clarify the implementation guidance on considerations of whether an entity is a principal or an agent, impacting whether an entity reports revenue on a gross or net basis. In April 2016, the FASB issued ASU No. 2016-10 to clarify guidance on identifying performance obligations and the implementation guidance on licensing. In May 2016, the FASB issued amendments ASU No. 2016-11 and 2016-12 to amend certain aspects of the new revenue guidance (including transition, collectability, noncash consideration and the presentation of sales and other similar taxes) and provided certain practical expedients. The guidance is effective for annual reporting periods beginning after December 15, 2017 (including interim reporting periods). Early adoption is permitted but not before the annual reporting period (and interim reporting period) beginning January 1, 2017. Entities have the option of using either a full retrospective or a modified approach to adopt the guidance. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In January 2016, the FASB issued ASU No. 2016-01, which makes limited amendments to the guidance in U.S. GAAP on the classification and measurement of financial instruments. The new standard significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In February 2016, the FASB issued new guidance, ASU No. 2016-02, Leases (Topic 842). The main difference between current U.S. GAAP and the new guidance is the recognition of lease liabilities based on the present value of remaining lease payments and corresponding lease assets for operating leases under current U.S. GAAP with limited exception. Additional qualitative and quantitative disclosures are also required by the new guidance. Topic 842 is effective for annual reporting periods (including interim reporting periods) beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments, which will make eight targeted changes to how cash receipts and cash payments are presented and classified in the Statement of Cash Flows. ASU 2016-15 will be effective on May 1, 2018 and will require adoption on a retrospective basis unless it is impracticable to apply, in which case the Company would be required to apply the amendments prospectively as of the earliest date practicable. The Company adopted ASU 2016-15 on May 1, 2018. The adoption did not have an impact on the Company’s interim consolidated financial statements for the three and nine months ended August 31, 2018.

In August 2016, the FASB issued ASU 2017-01 that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC 606.1. ASU 2017-01 is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In May 2017, the FASB issued ASU 2017-09 in relation to Compensation —Stock Compensation (Topic 718), Modification Accounting. The amendments provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for (1) public business entities for reporting periods for which financial statements have not yet been issued and (2) all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments should be applied prospectively to an award modified on or after the adoption date. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.